Leases - Schedule of Supplemental Disclosure Related to Operating Leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	¥ 2,679	¥ 2,902	¥ 3,737
Weighted average remaining lease term of operating leases (years)	2 years 1 month 13 days	3 years 10 days	3 years 11 months 15 days
Weighted average discount rate of operating leases	4.75%	4.75%	4.75%